Madison Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9109

BY EDGAR

March 1, 2021

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  Madison Funds; File No. 333-29511

Enclosed pursuant to Rule 497(k) (EDGAR Form 497K) is a summary prospectus for the respective series of Madison Funds.  A summary prospectus for this series of Madison Funds is filed for this series as contained in the statutory prospectus filed pursuant to Rule 485BPOS dated February 28, 2021.

Respectfully submitted,
/s/ Steven J. Fredricks

Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer